Disposition (Details) - Disposal group, held-for-sale, not discontinued operations - Aitken creek disposal - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Nov. 30, 2023
Schedule of Equity Method Investments [Line Items]
Proceeds on disposition			$ 470
Earnings before tax, excluding the gain on disposition	$ 3	$ 18